THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                             1300 S. Clinton Street
                              Fort Wayne, IN 46802


Direct Dial:  (260) 455-1847
Facsimile:   (260) 455-5135

March 6, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Re:      Lincoln New York Separate Account N for Variable Annuities
         File Nos. 811-09763; 333-141752; 33-141757; 333-141759; 333-141760;
          333-141765; 333-141762; 333-145531

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended, (the "Act"), Lincoln New York Separate Account N for Variable Annuities (the "Account"), a unit investment trust registered under the Act, mailed to its contract owners a report containing financial statements and other applicable information required by Rule 30e-1 under the Act ("Annual Report") for each of the management investment companies (the "Underlying Funds") issuing securities held by the Account. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30b2-1 under the Act, the Underlying Funds have filed their Annual Reports with the Securities and Exchange Commission via EDGAR. The filings are incorporated herein by reference.

Sincerely,

/s/ Brian Burke

Brian Burke
Senior Counsel
The Lincoln National Life Insurance Company